Provisions, contingent liabilities, contingent assets and credit commitments - Movements in provisions (Details) $ in Millions	12 Months Ended
Sep. 30, 2023 AUD ($)
Changes in other provisions
Balance at beginning of year	$ 2,950
Additions	1,880
Utilisation	(1,808)
Reversal of unutilised provisions	(245)
Balance at end of year	2,777
Long service leave
Changes in other provisions
Balance at beginning of year	450
Additions	86
Utilisation	(54)
Reversal of unutilised provisions	(18)
Balance at end of year	464
Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	922
Additions	1,080
Utilisation	(1,066)
Reversal of unutilised provisions	(3)
Balance at end of year	933
Litigation and non-lending losses
Changes in other provisions
Balance at beginning of year	83
Additions	63
Utilisation	(65)
Reversal of unutilised provisions	(9)
Balance at end of year	72
Provision for ECL on credit commitments
Changes in other provisions
Balance at beginning of year	419
Additions	85
Reversal of unutilised provisions	(7)
Balance at end of year	497
Lease restoration obligations
Changes in other provisions
Balance at beginning of year	208
Additions	13
Utilisation	(32)
Reversal of unutilised provisions	(6)
Balance at end of year	183
Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	355
Additions	317
Utilisation	(248)
Reversal of unutilised provisions	(82)
Balance at end of year	342
Compliance, regulation and remediation provisions
Changes in other provisions
Balance at beginning of year	513
Additions	236
Utilisation	(343)
Reversal of unutilised provisions	(120)
Balance at end of year	286
Parent Entity
Changes in other provisions
Balance at beginning of year	2,705
Additions	1,795
Utilisation	(1,736)
Reversal of unutilised provisions	(221)
Balance at end of year	2,543
Parent Entity | Long service leave
Changes in other provisions
Balance at beginning of year	440
Additions	83
Utilisation	(52)
Reversal of unutilised provisions	(18)
Balance at end of year	453
Parent Entity | Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	845
Additions	1,023
Utilisation	(1,021)
Reversal of unutilised provisions	(3)
Balance at end of year	844
Parent Entity | Litigation and non-lending losses
Changes in other provisions
Balance at beginning of year	82
Additions	62
Utilisation	(65)
Reversal of unutilised provisions	(9)
Balance at end of year	70
Parent Entity | Provision for ECL on credit commitments
Changes in other provisions
Balance at beginning of year	384
Additions	77
Reversal of unutilised provisions	(7)
Balance at end of year	454
Parent Entity | Lease restoration obligations
Changes in other provisions
Balance at beginning of year	179
Additions	13
Utilisation	(32)
Balance at end of year	160
Parent Entity | Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	340
Additions	314
Utilisation	(244)
Reversal of unutilised provisions	(81)
Balance at end of year	329
Parent Entity | Compliance, regulation and remediation provisions
Changes in other provisions
Balance at beginning of year	435
Additions	223
Utilisation	(322)
Reversal of unutilised provisions	(103)
Balance at end of year	$ 233